Shareholders' Equity (Detail) - ₩ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Shareholders Equity
Common shares and non-voting preferred shares, authorized	40,000,000
Preferred shares, shares authorized (in shares)	2,000,000	2,000,000
Common shares, shares issued (in shares)	6,948,900	6,948,900
Common shares, shares outstanding (in shares)	6,948,900	6,948,900
Common Shares
Shareholders Equity
Shares, par value (in Korean Won per share)	₩ 500
Non-voting preferred shares
Shareholders Equity
Shares, par value (in Korean Won per share)	₩ 500
Non-voting preferred shares | Minimum
Shareholders Equity
Non-voting preferred shares, dividends (as a percent)	1.00%
Non-voting preferred shares | Maximum
Shareholders Equity
Non-voting preferred shares, dividends (as a percent)	15.00%
Preferred shares, shares authorized (in shares)	2,000,000